Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments Due Under Operating Leases

The following table summarizes the future minimum payments due under the operating leases as of March 31, 2018 (in thousands):

Years Ending December 31,
2018 (remainder)	$658
2019	1,323
2020	1,016
2021	957
2022	1,076
Thereafter	2,200

$7,230

The following table summarizes the future minimum payments due under the operating leases as of December 31, 2017 (in thousands):

Year Ending December 31,
2018	$820
2019	808
2020	499
2021	—

$2,127